As filed with the Securities and Exchange Commission on June 12, 2020

1933 Act File No. 333-184477

1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No.	64
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	66

(Check appropriate box or boxes.)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

510Madison Avenue, 21st Floor New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code:

855-609-3680

Stone Ridge Trust

510Madison Avenue, 21st Floor New York, New York 10022

(Name and Address of Agent for Service)

Copies of Communication To:

Elizabeth J. Reza

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

This Post-Effective Amendment relates solely to the Registrant's Stone Ridge Diversified Alternatives Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 64 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post Effective Amendment No. 64 to the Registration Statement of Stone Ridge Trust (related to Stone Ridge Diversified Alternatives Fund) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 12th day of June, 2020.

STONE RIDGE TRUST

By: /s/ Anthony Zuco

Anthony Zuco, Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*	Trustee, President (Principal Executive Officer)	June 12, 2020
Ross Stevens
/s/ Anthony Zuco	Treasurer (Principal Financial Officer)	June 12, 2020
Anthony Zuco
*	Trustee	June 12, 2020
Daniel Charney
*	Trustee	June 12, 2020
Jeffery Ekberg
* Power of Attorney
*By: /s/ Anthony Zuco
Anthony Zuco
Attorney in Fact

INDEX TO EXHIBITS
Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE